Selling and Marketing Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
Schedule of selling and marketing expenses
	6 months ended June 30		3 months ended June 30
(in thousands)	2022	2021	2022		2021

Salaries and related expenses	$1,261	$1,571	$643		$846
Advertising and marketing	861	614	463		368
Travel and conferences	87	9	58		7
Total	$2,209	$2,194	$1,163	4	$1,221